BUSINESS ACQUISITIONS AND DIVESTITURES	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisitions and Divestitures
BUSINESS ACQUISITIONS AND DIVESTITURES
Acquisitions of businesses are accounted for as purchases and, accordingly, the results of operations of the businesses acquired have been included in the consolidated financial statements since the respective dates of the acquisitions. The purchase price for each acquisition is allocated to the assets acquired and liabilities assumed.
2016 Activity
Ripple Brand Collective, LLC
On April 26, 2016, we completed the acquisition of all of the outstanding shares of Ripple Brand Collective, LLC, a privately held company that owned the barkTHINS mass premium chocolate snacking brand. The barkTHINS brand is largely sold in the United States in take-home resealable packages and is available in the club channel, as well as select natural and conventional grocers.
The purchase consideration was allocated to assets acquired and liabilities assumed based on their respective fair values as follows:

Goodwill	$128,110
Trademarks	91,200
Other intangible assets	60,900
Other assets, primarily current assets, net of cash acquired totaling $674	12,375
Current liabilities	(7,211)
Net assets acquired	$285,374

Goodwill is calculated as the excess of the purchase price over the fair value of the net assets acquired. The goodwill resulting from the acquisition is attributable primarily to the value of leveraging our brand building expertise, consumer insights, supply chain capabilities and retail relationships to accelerate growth and access to barkTHINS products. Acquired trademarks were assigned estimated useful lives of 27 years, while other intangibles, including customer relationships and covenants not to compete, were assigned estimated useful lives ranging from 2 to 14 years. The recorded goodwill, trademarks and other intangibles are expected to be deductible for tax purposes.
Shanghai Golden Monkey
In September 2014, we completed the acquisition of 80% of the outstanding shares of Shanghai Golden Monkey Food Joint Stock Co., Ltd. (“SGM”), a confectionery company based in Shanghai, China, whose product line is primarily sold through traditional trade channels. The acquisition was undertaken in order to leverage these traditional trade channels, which complemented our traditional China chocolate business that has historically been primarily distributed through Tier 1 or hypermarket channels.
On February 3, 2016, we completed the purchase of the remaining 20% of the outstanding shares of SGM for cash consideration totaling $35,762, pursuant to a new agreement entered into during the fourth quarter of 2015 with the selling SGM shareholders which revised the originally-agreed purchase price for these shares. For accounting purposes, we treated the acquisition as if we had acquired 100% at the initial acquisition date in 2014 and financed the payment for the remaining 20% of the outstanding shares. Therefore, the cash settlement of the liability for the purchase of these remaining shares is reflected within the financing section of the Consolidated Statements of Cash Flows.
The final settlement also resulted in an extinguishment gain of $26,650 representing the net carrying amount of the recorded liability in excess of the cash paid to settle the obligation for the remaining 20% of the outstanding shares. This gain is recorded within non-operating other (income) expense, net within the Consolidated Statements of Income.
2015 Activity
KRAVE Pure Foods
In March 2015, we completed the acquisition of all of the outstanding shares of KRAVE Pure Foods, Inc. (“Krave”), the Sonoma, California based manufacturer of Krave, a leading all-natural brand of premium meat snack products. The transaction was undertaken to allow Hershey to tap into the rapidly growing meat snacks category and further expand into the broader snacks space.
Total purchase consideration included cash consideration of $220,016, as well as agreement to pay additional cash consideration of up to $20,000 to the Krave shareholders if certain defined targets related to net sales and gross profit margin are met or exceeded during the twelve-month periods ending December 31, 2015 or March 31, 2016. The fair value of the contingent cash consideration was classified as a liability of $16,800 as of the acquisition date. Based on revised targets in a subsequent agreement with the Krave shareholders, the fair value was reduced over the second and third quarters of 2015 to $10,000, with the adjustment to fair value recorded within selling, marketing and administrative expenses. The remaining $10,000 was paid in December 2015.
The purchase consideration was allocated to assets acquired and liabilities assumed based on their respective fair values as follows:

Goodwill	$147,089
Trademarks	112,000
Other intangible assets	17,000
Other assets, primarily current assets, net of cash acquired totaling $1,362	9,465
Current liabilities	(2,756)
Non-current deferred tax liabilities	(47,344)
Net assets acquired	$235,454

Goodwill was calculated as the excess of the purchase price over the fair value of the net assets acquired. The goodwill resulting from the acquisition was attributable primarily to the value of leveraging our brand building expertise, consumer insights, supply chain capabilities and retail relationships to accelerate growth and access to Krave products. The recorded goodwill is not expected to be deductible for tax purposes.
Mauna Loa
In December 2014, we entered into an agreement to sell the Mauna Loa Macadamia Nut Corporation (“Mauna Loa”), a business that had historically been reported within our North America segment. The transaction closed in the first quarter of 2015, resulting in proceeds, net of selling expenses and an estimated working capital adjustment, of $32,408. The sale of Mauna Loa resulted in the recording of an additional loss on sale of $2,667 in the first quarter of 2015, based on updates to the selling expenses and tax benefits. The loss on the sale is reflected within business realignment costs in the Consolidated Statements of Income.